Income Taxes (Tax Effects of Temporary Differences) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current
Accounts receivable	$ 29	¥ 187	¥ 206
Other receivables			1,060
Inventory impairment	$ 193	¥ 1,251	¥ 1,528
Estimated Loss due to Product Warranty
Deferred tax assets - current	$ 222	¥ 1,438	¥ 2,794
Non-current
Property, plant and equipment, principally due to differences in depreciation	272	1,763	1,998
Construction in progress, principally due to capitalized interest	(743)	(4,819)	(5,212)
Lease prepayments, principally due to differences in charges	(91)	(587)	(604)
Allowance for advanced to supplier-long term	4	27	68
Net loss carryforward	2,119	13,729	19,507
Deferred Tax Assets, Gross, Noncurrent	1,561	10,113	15,757
Net deferred income tax assets	$ 1,783	¥ 11,551	¥ 18,551